Reconciliations Between the Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Parenthetical) (Detail) (Singapore)	12 Months Ended
Mar. 31, 2010
Singapore
Reconciliation of Provision of Income Taxes [Line Items]
Income tax rate	17.00%